INCOME TAXES - Schedule Of Principal Components Of The Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Less valuation allowance	$ (65,832)	$ (66,316)
PRC [Member]
Deferred tax assets
Provision for doubtful accounts	5,226	7,847
Accrued payroll and welfare	325	390
Inventory	4,510
Prepaid expenses and other current assets	10,766
Property and equipment	126
Accrued liabilities	3,364	3,764
Advertising fee	816	1,416
Employee education fee	31	80
Goodwill and intangible asset impairment	142	7,276
Lease liability	1,122
Net operating loss carry forwards	40,526	45,543
Less valuation allowance	(65,832)	(66,316)
Deferred tax assets, net	1,122	0
Deferred tax liabilities
Right-of-use assets	(1,122)
Deferred tax liabilities	$ (1,122)	$ 0